ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS
2017 Acquisitions
Bali, Indonesia
During the 2017 third quarter, we acquired 51 completed vacation ownership units, as well as a sales gallery and related resort amenities, located in Bali, Indonesia for $24 million. The transaction was accounted for as an asset acquisition with the purchase price allocated to Inventory ($22 million) and Property and equipment ($2 million).
Marco Island, Florida
During the 2017 second quarter, we acquired 36 completed vacation ownership units located at our resort in Marco Island, Florida for $34 million. The transaction was accounted for as an asset acquisition with all of the purchase price allocated to Property and equipment. To ensure consistency with the expected related future cash flow presentation, the cash purchase price was included as an operating activity in the Purchase of vacation ownership units for future transfer to inventory line on our Cash Flow for the year ended December 31, 2017. See Footnote 10 “Contingencies and Commitments” for information on our remaining commitment related to this property.
Big Island of Hawaii
During the 2017 second quarter, we acquired 112 completed vacation ownership units located on the Big Island of Hawaii. The transaction was accounted for as an asset acquisition with all of the purchase price allocated to Inventory. As consideration for the acquisition, we paid $27 million in cash, settled a note receivable from the seller of less than $1 million on a non-cash basis, and issued a non-interest bearing note payable for $64 million. See Footnote 11 “Debt” for information on the non-interest bearing note payable.
2017 Dispositions
We made no significant dispositions in 2017.
2016 Acquisitions
Miami Beach, Florida
During the 2016 first quarter, we completed the acquisition of an operating property located in the South Beach area of Miami Beach, Florida, for $24 million. The acquisition was treated as a business combination, accounted for using the acquisition method of accounting and included within operating activities on our Cash Flow for the year ended December 30, 2016. As consideration for the acquisition, we paid $24 million in cash; the value of the acquired property was allocated to Inventory. We rebranded this property as Marriott Vacation Club Pulse, South Beach and converted it, in its entirety, into vacation ownership inventory.
2016 Dispositions
San Francisco, California
During the 2016 second quarter, we disposed of 19 residential units, located at The Ritz-Carlton Club and Residences, San Francisco (the “RCC San Francisco”), for gross cash proceeds of $20 million. We accounted for the sale under the full accrual method in accordance with the authoritative guidance on accounting for sales of real estate and recorded a gain of $11 million in the Gains and other income line on our Income Statement for the year ended December 30, 2016.
2016 Disposition / 2015 Acquisition
Surfers Paradise, Australia
During the 2015 third quarter, we completed the acquisition of an operating property located in Surfers Paradise, Australia, for AUD $85 million ($62 million). The acquisition was treated as a business combination and accounted for using the acquisition method of accounting. As such, all transaction costs were expensed as incurred and were included in the “Other” line of our Income Statement for the year ended January 1, 2016. As consideration for the acquisition, we paid AUD $83 million ($61 million) in cash and assumed net liabilities of AUD $2 million ($1 million), which was allocated based on the fair value at the date of acquisition as follows: AUD $29 million ($21 million) to land, AUD $49 million ($37 million) to buildings and leasehold improvements and AUD $6 million ($5 million) to furniture and equipment. Fair value was determined using an independent appraisal, which was primarily based on a discounted cash flow model, a Level 3 fair value input. At the time of the acquisition we determined that we would convert a portion of this operating property into vacation ownership interests for future use in our Asia Pacific segment; the related portion of the purchase price was classified as an operating activity on our Cash Flow for the year ended January 1, 2016. Additionally, we intended to sell the remaining downsized portion of the operating property to a third party; the related portion of the purchase price was classified as an investing activity on our Cash Flow for the year ended January 1, 2016.
During the 2016 second quarter, we disposed of the portion of this operating property that we did not intend to convert into vacation ownership inventory for gross cash proceeds of AUD $71 million ($51 million). We accounted for the sale under the full accrual method in accordance with the authoritative guidance on accounting for sales of real estate. As part of the disposition, we guaranteed the net operating income of this portion of the operating property through 2021 up to a specified maximum of AUD $3 million ($2 million), which was recorded as a deferred gain in the Other line within liabilities on our balance sheet. We recognized a loss, inclusive of the deferred gain, of AUD $1 million ($1 million) in connection with the sale, which was recorded in the Gains and other income line on the Income Statement for the year ended December 30, 2016.
During 2016, we completed the conversion of the portion of this operating property that we intended to convert into vacation ownership inventory at the time of the acquisition, a portion of which was contributed to our points-based programs in our Asia Pacific segment.
2015 Acquisitions
Washington, D.C.
During the 2015 third quarter, we completed the acquisition of 71 units at The Mayflower Hotel, Autograph Collection, an operating hotel located in Washington, D.C., for $32 million. The asset acquisition was treated as a purchase of inventory and we have included these vacation ownership units, in their current form, in our MVCD program.
San Diego, California
During the 2015 first quarter, we completed the acquisition of an operating property located in San Diego, California, for $55 million. The acquisition was treated as a business combination and accounted for using the acquisition method of accounting. As consideration for the acquisition, we paid $55 million in cash, which was allocated based on the fair value at the date of acquisition as follows: $54 million to property and equipment and $1 million to other assets. Fair value was determined using an independent appraisal, which was primarily based on a discounted cash flow model, a Level 3 fair value input. We rebranded this property as Marriott Vacation Club Pulse, San Diego and converted it, in its entirety, into vacation ownership inventory. In order to ensure consistency with the expected related future cash flow presentation, $47 million of the cash purchase price allocated to property and equipment was included as an operating activity in the Purchase of operating property for future conversion to inventory line on our Cash Flow for the year ended January 1, 2016. The remaining $8 million was included as an investing activity in the Capital expenditures for property and equipment line on our Cash Flow for the year ended January 1, 2016, as it was allocated to assets to be used prior to conversion of the property into vacation ownership inventory, as well as ancillary and sales center assets to be retained after the conversion.
2015 Dispositions
Kauai, Hawaii
During the 2014 second quarter, we entered into a purchase and sale agreement to dispose of undeveloped and partially developed land, an operating golf course and related assets, in Kauai, Hawaii (the “Kauai Property”) for gross cash proceeds of $60 million, and completed the sale of a portion of the Kauai Property for gross cash proceeds of $40 million. During the 2015 second quarter, we completed the sale of the remaining portion of the Kauai Property for gross cash proceeds of $20 million. We accounted for the sale under the full accrual method in accordance with the authoritative guidance on accounting for sales of real estate and recorded a gain of $9 million, which is included in the Gains and other income line on our Income Statement for the year ended January 1, 2016.
Marco Island, Florida
During the 2015 first quarter, we sold real property located in Marco Island, Florida, consisting of $3 million of vacation ownership inventory, to a third-party developer. We received consideration consisting of $5 million of cash and a note receivable of less than $1 million. We did not recognize any gain or loss on this transaction.
In accordance with our agreement with the third-party developer, we are obligated to repurchase the completed property from the developer contingent upon the property meeting our brand standards, provided that the third-party developer has not sold the property to another party. In accordance with the authoritative guidance on accounting for sales of real estate, our conditional obligation to repurchase the property constitutes continuing involvement and thus we were unable to account for this transaction as a sale. The property was sold to a variable interest entity for which we are not the primary beneficiary. See Footnote 14 “Variable Interest Entities” for additional information on our activities relating to the variable interest entity involved in this transaction.